Average Annual Total Returns - Invesco Main Street All Cap Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years		Class R6 10 Years		Russell 3000® Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Sep. 25, 2000	13.18%	11.43%	10.23%	12.93%	9.83%	9.09%	7.97%	8.66%	8.09%	Sep. 25, 2000	17.88%	11.86%	10.20%	Mar. 01, 2001	19.45%	12.40%	10.56%	Sep. 25, 2000	20.02%	12.95%	11.14%	May 24, 2019	20.19%	12.82%	[1]	10.91%	[1]	May 24, 2019	20.13%	12.82%	[1]	10.91%	[1]	20.89%	15.43%	13.79%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.